UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2006

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[Logo - American Funds®]

The right choice for the long term®

SMALLCAP World Fund

Semi-annual report for the six months ended March 31, 2006

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SMALLCAP World Fund® seeks long-term growth of capital through investments in smaller companies in the United States and around the world.

This fund is one of the 29 American Funds. The organization ranks among the nation’s three largest mutual fund families. For nearly 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For the most current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2006:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	+23.36%	+11.54%	+9.00%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 26 for details.

Results for other share classes can be found on page 4. Please see the inside back cover for important information about other share classes.

Investing outside the United States is subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund’s prospectus. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies.

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Fellow shareholders:

SMALLCAP World Fund recorded healthy gains for the six-month period ended March 31, 2006. Global equity markets continued to strengthen, and small cap stocks maintained their dominance over large caps in the United States and around the world.

The fund returned 17.3% in the period, including reinvested dividends of $0.41 per share and a capital gain distribution of $0.68 per share. That was ahead of its peer group, as measured by the Lipper Global Small-Cap Funds Average, which rose 16.1%, and the S&P/Citigroup Global/World Indexes, which gained 17.2%. Having a global focus helped the fund: U.S. small cap stocks, as tracked by the Russell 2000 Index, rose 15.2% in the period. SMALLCAP also did notably better than the large cap Standard & Poor’s 500 Composite Index, which reported a 6.4% total return for the period. All the preceding market indexes are unmanaged.

[Begin Sidebar]
Results at a glance

For periods ended March 31, 2006 (with all distributions reinvested)

	Total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime*

SMALLCAP World Fund	+17.3%	+30.9%	+12.9%	+9.7%	+11.6%

S&P/Citigroup
Global/World Indexes	+17.2	+30.7	+18.1	+10.4	+10.5

Lipper Global Small-Cap
Funds Average	+16.1	+29.3	+12.8	+10.3	+11.8

*Since April 30, 1990.

All market indexes cited in this report are unmanaged and include reinvestment of all distributions. Returns for the S&P/Citigroup Global/World Indexes reflect a combination of the S&P/Citigroup Global Index and two S&P/Citigroup World indexes that corresponds to the market capitalization ranges used by the fund during comparable periods. The S&P/Citigroup Global Index, which tracks more than 7,000 publicly traded stocks around the world with market capitalizations less than $2 billion, has been used since May 2004. This index better reflects the fund’s investments in developing countries during this period. The S&P/Citigroup World indexes, which only include stocks in developed countries and reflect market capitalizations less than $1.5 billion and less than $1.2 billion, were used from 2000 to April 2004 and from 1990 to 1999, respectively.
[End Sidebar]

We are pleased to report that fiscal 2006 is off to a solid start; however, we have not forgotten the painful stock market conditions and our disappointing fund results of the early years of this decade. We caution investors that small cap stocks likely will not continue to outstrip the broad market by the magnitude they have for the last five years. This keeps us ever-mindful of the necessity of a long-term view.

Portfolio review

SMALLCAP World Fund has a mandate to select the very best research ideas, wherever in the world they may be. In fact, the fund this year has more assets invested outside the United States than at any time since the fund’s inception. U.S. equity assets now make up 38.5% of the fund, down from the 43.5% a year ago and 50.2% as of September 30, 2003. The United States remains our core; however, on a relative basis, we see more compelling opportunities in small companies elsewhere, most notably in the Asia-Pacific region. In fact, we have 32.2% of our assets invested in that large region— including Korea, India, Japan, China and Indonesia — up from 29.7% a year ago.

Some of the world’s regional economies were strong contributors to the fund’s positive results in the period. Brazilian stocks, although currently only 3% of the fund’s net assets, were in this category. The stock of Lojas Renner, a Brazilian department-store retailer, was up 120% in the six-month period, and Cyrela Brazil Realty, a real estate developer, rose 115%. Submarino.com, an Amazon-style Internet retailer selling books, CDs and electronics, saw a gain of 98%.

Korea was also a standout for the period. Of our top 10 holdings, three are Korean — Daegu Bank stock rose 53.6% in the six months and the commercial Pusan Bank stock rose 33.6%; NHN, an Internet information services firm, jumped 81.2%. While many of our Korean holdings were up, a few were not. Dongbu, a Korean construction company, was down 20.3% for the period.

[Begin Sidebar]
Where are SMALLCAP’s holdings located?
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As of March 31, 2006	Percent of net assets

United States	38.6%
Asia & Pacific Basin	32.2
Europe	11.7
Other (including Canada & Latin America)	8.7
Short-term securities & other assets less liabilities	8.8

[end pie chart] [begin pie chart] As of September 30, 2005	Percent of net assets

United States	43.0%
Asia & Pacific Basin	29.7
Europe	12.3
Other (including Canada & Latin America)	6.5
Short-term securities & other assets less liabilities	8.5
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[End Sidebar]

We’re also hopeful about companies in the strengthening economies of Germany and Japan, which had been in recession a few years ago. German stocks returned 18.9% in the period and Japanese company stocks rose 19.5%, according to MSCI market indexes, in dollar terms with gross dividends reinvested. One of our holdings, Interhyp, a German mortgage broker, rose 80.0%; the stock price of Sanken Electric, a Japanese electronics manufacturer, increased 48.9%.

The value of research

SMALLCAP World Fund takes a company-by-company approach to building the investment portfolio, thoroughly examining each of our stock selections. We could not be as confident in our picks without our rigorous research network, which has expanded and matured in the past few years. Our analysts are on the ground, visiting company managements in countries as diverse as Brazil, India, China and Croatia. This hands-on expertise allows them to develop a deep knowledge of the companies and their managements, which is particularly important when dealing with less-well-known companies. Recently, an analyst recommended the National Bank of Pakistan after visits with management and extensive research; we invested, and the stock rose 93.0% in this six-month period. Thorough research does not guarantee success at all times, however. Some of our holdings that fell in price include Quicksilver Resources, a natural gas and crude oil production company and our eighth-largest holding, down 19.1%; and U.K. music promoter Sanctuary Group, down 95.8%. Through the ups and downs, however, we believe our painstaking, intensive research process will continue to uncover many potentially rewarding small-company stocks.

Looking ahead

The lessons we have learned since the fund began in 1990 remain with us, reminding us of the importance of a cautious approach based on thoughtful research. We focus on small companies — now defined as those with a market capitalization of $3.5 billion or less — with experienced management, solid product lines, good execution and strong balance sheets. We recently increased our upper limit for purchasing small cap stocks from $2 billion, to better reflect current market dynamics. Over the fund’s lifetime, we have revisited this definition (the limit was $1 billion when we began the fund) and may do so again in the future. We think our portfolio consists of some of the most promising small companies in the world, for this year and the years ahead.

We thank you for putting your trust in us.

Cordially,

/s/ Gordon Crawford

Gordon Crawford
Vice Chairman and
Principal Executive Officer

/s/ Gregory W. Wendt

Gregory W. Wendt
President
May 8, 2006

For current information about the fund, visit americanfunds.com.

Other share class results
unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2006:

	1 year	5 years	Life of class

Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	+24.86%	+11.74%	-0.07%
Not reflecting CDSC	+29.86%	+11.99%	-0.07%

Class C shares— first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	+28.85%	+11.92%	+11.13%
Not reflecting CDSC	+29.85%	+11.92%	+11.13%

Class F shares*— first sold 3/15/01
Not reflecting annual asset-based fee charged by
sponsoring firm	+30.86%	+12.83%	+12.02%

Class 529-A shares†— first sold 2/19/02
Reflecting 5.75% maximum sales charge	+23.30%	—	+15.27%
Not reflecting maximum sales charge	+30.84%	—	+16.94%

Class 529-B shares†— first sold 2/20/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six
years of purchase	+24.70%	—	+15.41%
Not reflecting CDSC	+29.70%	—	+15.72%

Class 529-C shares†— first sold 2/20/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	+28.73%	—	+15.74%
Not reflecting CDSC	+29.73%	—	+15.74%

Class 529-E shares*†— first sold 3/15/02	+30.40%	—	+14.87%

Class 529-F shares*†— first sold 9/17/02
Not reflecting annual asset-based fee charged by
sponsoring firm	+31.02%	—	+25.92%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 26 for details.

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

Summary investment portfolio, March 31, 2006
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

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Industry sector diversification	Percent of net assets
Consumer discretionary	19.52%
Information technology	15.64
Industrials	13.11
Health care	10.68
Financials	9.14
Other industries	23.09
Short-term securities & other assets less liabilities	8.82
[end pie chart]

	Shares	Market	Percent
		value	of net
Common stocks - 91.05%		(000)	assets

Consumer discretionary - 19.52%
Michaels Stores, Inc.	5,300,000	$199,174	1.09%
Aristocrat Leisure Ltd.	10,545,000	103,984.57
Cheil Industries Inc.	2,575,000	94,350.51
Orient-Express Hotels Ltd.	2,326,000	91,249.50
Lions Gate Entertainment Corp., USD denominated (1)	4,100,000	41,615
Lions Gate Entertainment Corp. (1)	3,628,500	36,935.43
Lojas Renner SA	1,380,000	75,284.41
Cyrela Brazil Realty SA, ordinary nominative	4,185,500	74,615.41
Schibsted ASA	2,525,000	69,578.38
Central European Media Enterprises Ltd. (1)	963,500	66,106.36
Big Lots, Inc. (1)	4,271,400	59,629.33
Korea Kumho Petrochemical Co., Ltd.	1,810,940	58,898.32
CarMax, Inc. (1)	1,800,000	58,824.32
Other securities		2,541,433	13.89
		3,571,674	19.52

Information technology - 15.64%
CNET Networks, Inc. (1)	10,655,000	151,408.83
Kingboard Chemical Holdings Ltd.	45,946,000	138,855.76
NHN Corp. (1)	443,000	136,785.75
Integrated Device Technology, Inc. (1)	7,854,000	116,710.64
Semtech Corp. (1)	5,900,000	105,551.57
PMC-Sierra, Inc. (1)	8,202,700	100,811.55
Cymer, Inc. (1)	2,060,000	93,606.51
Chartered Semiconductor Manufacturing Ltd (1)	84,762,000	82,334.45
Varian Semiconductor Equipment Associates, Inc. (1)	2,325,000	65,286.36
ValueClick, Inc. (1)	3,600,000	60,912.33
Other securities		1,810,485	9.89
		2,862,743	15.64

Industrials - 13.11%
Downer EDI Ltd.	18,988,390	120,526.66
ALL - América Latina Logística, units	1,766,550	109,440.60
United Stationers Inc. (1)	1,712,200	90,918.50
JetBlue Airways Corp. (1)	8,250,000	88,440.48
Samsung Engineering Co., Ltd.	2,587,640	87,355.48
Container Corp. of India Ltd.	2,641,794	85,849.47
Corrections Corporation of America (1)	1,850,000	83,620.46
Buhrmann NV	4,543,600	80,407.44
GS Engineering & Construction Co. Ltd.	1,320,107	78,533.43
MSC Industrial Direct Co., Inc.	1,275,000	68,876.37
LS Industrial Systems Co., Ltd.	1,950,000	67,034.36
Lincoln Electric Holdings, Inc.	1,080,000	58,309.32
Acuity Brands, Inc.	1,449,500	57,980.32
Other securities		1,323,030	7.22
		2,400,317	13.11

Health care - 10.68%
Medicis Pharmaceutical Corp.	3,545,000	115,567.63
Advanced Medical Optics, Inc. (1)	2,415,000	112,636.62
Kyphon Inc. (1)	2,994,600	111,399.61
Alfresa Holdings Corp.	1,467,000	89,102.49
IDEXX Laboratories, Inc. (1)	720,000	62,179.34
ArthroCare Corp. (1)	1,282,000	61,305.33
Myogen, Inc. (1)	1,640,000	59,417.32
FoxHollow Technologies, Inc. (1)	1,900,200	58,051.32
Other securities		1,284,209	7.02
		1,953,865	10.68

Financials - 9.14%
Daegu Bank, Ltd.	10,399,890	194,275	1.06
Pusan Bank	11,477,500	167,744.92
HDFC Bank Ltd.	5,206,500	90,628.50
Housing Development Finance Corp. Ltd.	2,212,480	66,494.36
MCB Bank Ltd.	16,465,080	61,737.34
Other securities		1,091,626	5.96
		1,672,504	9.14

Materials - 6.21%
Yamana Gold Inc. (1)	8,815,000	81,194.44
Hyundai Steel Co.	2,645,000	78,811.43
Hanwha Chemical Corp.	5,641,930	72,005.40
Dongkuk Steel Mill Co., Ltd.	3,355,000	66,471.36
Fuji Seal International, Inc.	2,091,900	62,018.34
Other securities		776,074	4.24
		1,136,573	6.21

Energy - 5.98%
OPTI Canada Inc. (1)	4,373,000	165,875
OPTI Canada Inc. (1) (2)	210,000	7,966.95
Quicksilver Resources Inc. (1)	3,399,150	131,411.72
WorleyParsons Ltd.	8,900,189	119,864.65
Bill Barrett Corp. (1)	1,893,500	61,709.34
First Calgary Petroleums Ltd., GBP denominated (1)	4,800,000	36,707
First Calgary Petroleums Ltd. (1)	3,146,000	23,586.33
Other securities		547,083	2.99
		1,094,201	5.98

Consumer staples - 2.63%
AMOREPACIFIC Corp.	157,250	61,501.34
Other securities		419,410	2.29
		480,911	2.63

Utilities - 1.79%
Perusahaan Gas Negara (Persero) Tbk. (3)	75,458,000	83,259.45
Other securities		244,588	1.34
		327,847	1.79

Telecommunication services - 1.42%
TIM Participações SA, preferred nominative (ADR)	1,872,428	69,336.38
Other securities		191,437	1.04
		260,773	1.42

Miscellaneous - 4.93%
Other common stocks in initial period of acquisition		902,318	4.93

Total common stocks (cost: $11,825,906,000)		16,663,726	91.05

Rights & warrants - 0.07%

Other securities		13,423.07

Total rights & warrants (cost: $568,000)		13,423.07

Convertible securities - 0.01%

Other - 0.00%
Other securities		52.00

Miscellaneous - 0.01%
Other convertible securities in initial period of acquisition		1,842.01

Total convertible securities (cost: $20,775,000)		1,894.01

Bonds & notes - 0.05%

Other securities		7,890.05

Total bonds & notes (cost: $9,339,000)		7,890.05

Short-term securities - 8.56%	Principal amount (000)

ING (U.S.) Funding LLC 4.55%-4.81% due 4/13-6/2/2006	$98,600	98,139
Mont Blanc Capital Corp. 4.66%-4.70% due 4/19-5/22/2006 (2)	78,894	78,591.96
Amsterdam Funding Corp. 4.55%-4.70% due 4/4-5/16/2006 (2)	145,630	145,238.79
Old Line Funding, LLC 4.53%-4.68% due 4/5-5/12/2006 (2)	101,578	101,244.55
BASF AG 4.49%-4.67% due 4/13-5/16/2006 (2)	97,800	97,414.53
American Honda Finance Corp. 4.57%-4.60% due 4/24-5/8/2006	85,900	85,548.47
U.S. Treasury Bills 4.325%-4.55% due 4/20-5/4/2006	76,800	76,562.42
Barclays U.S. Funding Corp. 4.72%-4.775% due 5/17-5/25/2006 (4)	68,000	67,587.37
Shell International Finance B.V. 4.50%-4.51% due 4/3-4/11/2006	65,300	65,244.36
Alcon Capital Corp. 4.695% due 5/17/2006 (2)	39,200	38,971
Nestlé Capital Corp. 4.52% due 4/4/2006 (2)	21,500	21,489.33
Other securities		691,586	3.78

Total short-term securities (cost: $1,567,482,000)		1,567,613	8.56

Total investment securities (cost: $13,424,070,000)		18,254,546	99.74
Other assets less liabilities		47,744.26

Net assets		$18,302,290	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.  Some of the fund's affiliated holdings listed below are also among the fund's largest holdings and are shown in the preceding summary investment portfolio. Affiliated companies not among the fund's largest holdings are included in the marketvalue of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the six months ended March 31, 2006, appear below.
Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income	Market value of affiliates at 3/31/06
					(000)	(000)

Daegu Bank, Ltd.	10,339,890	60,000	-	10,399,890	$3,429	$194,275
OPTI Canada Inc. (1)	4,373,000	-	-	4,373,000	-	165,875
OPTI Canada Inc. (1) (2)	-	210,000	-	210,000	-	7,966
OPTI Canada Inc., warrants, expire 2008 (1) (2)	105,000	-	-	105,000	-	1,624
OPTI Canada Inc., Series C, 5.00% convertible preferred	210,000	-	210,000	-	-	-
Pusan Bank	10,370,500	1,107,000	-	11,477,500	3,462	167,744
CNET Networks, Inc. (1)	10,655,000	-	-	10,655,000	-	151,408
Kingboard Chemical Holdings Ltd.	45,946,000	-	-	45,946,000	-	138,855
Kingboard Chemical Holdings Ltd., warrants, expire 2006 (1)	3,988,200	-	-	3,988,200	-	1,850
Downer EDI Ltd.	18,701,412	286,978	-	18,988,390	1,595	120,526
Medicis Pharmaceutical Corp.	2,450,000	1,095,000	-	3,545,000	210	115,567
Kyphon Inc. (1)	1,656,500	1,338,100	-	2,994,600	-	111,399
Semtech Corp. (1)	5,900,000	-	-	5,900,000	-	105,551
Cheil Industries Inc.	2,495,000	80,000	-	2,575,000	1,592	94,350
Cymer, Inc. (1)	2,060,000	-	-	2,060,000	-	93,606
United Stationers Inc. (1)	1,712,200	-	-	1,712,200	-	90,918
Samsung Engineering Co., Ltd.	2,587,640	-	-	2,587,640	853	87,355
Lions Gate Entertainment Corp., USD denominated (1)	3,800,000	300,000	-	4,100,000	-	41,615
Lions Gate Entertainment Corp. (1)	2,728,500	900,000	-	3,628,500	-	36,935
Lojas Renner SA	1,380,000	-	-	1,380,000	1,582	75,284
Hanwha Chemical Corp.	6,492,000	-	850,070	5,641,930	1,873	72,005
LS Industrial Systems Co., Ltd.	1,950,000	-	-	1,950,000	964	67,034
Fuji Seal International, Inc.	1,811,900	280,000	-	2,091,900	167	62,018
ArthroCare Corp. (1)	-	1,282,000	-	1,282,000	-	61,305
Korea Kumho Petrochemical Co., Ltd.	1,810,940	-	-	1,810,940	970	58,898
FoxHollow Technologies, Inc. (1)	-	1,900,200	-	1,900,200	-	58,051
Power Integrations, Inc. (1)	2,300,000	-	-	2,300,000	-	56,994
Wright Medical Group, Inc. (1)	2,000,000	736,000	-	2,736,000	-	54,036
Sino-Forest Corp. (1)	6,022,800	3,400,000	-	9,422,800	-	52,883
Xinao Gas Holdings Ltd.	43,066,000	13,372,000	-	56,438,000	-	52,369
JUMBO SA	2,852,797	256,746	-	3,109,543	736	51,636
GSI Commerce, Inc. (1)	2,794,491	-	-	2,794,491	-	47,506
Wing Tai Holdings Ltd.	38,478,000	1,522,000	-	40,000,000	575	47,021
ORCO PROPERTY GROUP SA	-	437,000	-	437,000	-	46,745
Indiabulls Financial Services Ltd.	-	8,604,292	535,000	8,069,292	283	46,351
Unibet Group PLC (SDR)	1,370,850	399,150	-	1,770,000	-	44,972
Restaurant Group PLC	14,062,000	-	1,562,445	12,499,555	3,924	44,100
Fourlis	3,310,000	-	-	3,310,000	-	44,052
Ekornes ASA	2,020,598	110,000	-	2,130,598	-	43,910
Marchex, Inc. (1)	1,328,500	671,500	-	2,000,000	-	43,000
Manhattan Associates, Inc. (1)	1,950,000	-	-	1,950,000	-	42,900
Golden Star Resources Ltd. (1)	-	13,420,000	-	13,420,000	-	42,430
CESC Ltd. (GDR) (1) (2)	3,320,000	-	-	3,320,000	-	25,616
CESC Ltd.	-	2,005,000	-	2,005,000	-	15,470
Keryx Biopharmaceuticals, Inc. (1)	-	2,000,000	-	2,000,000	-	38,220
Veeco Instruments, Inc. (1)	1,598,523	-	-	1,598,523	-	37,326
STX Shipbuilding Co., Ltd.	1,493,000	373,399	-	1,866,399	769	36,498
STX Shipbuilding Co., Ltd., rights, expire 2005	373,399	-	373,399	-	-	-
DELTA HOLDING SA	2,404,000	-	-	2,404,000	-	36,423
National Finance PCL	86,650,000	-	-	86,650,000	569	36,137
Kenmare Resources PLC (1)	39,316,000	-	-	39,316,000	-	32,970
Kenmare Resources PLC, warrants, expire 2009 (1)	5,775,000	-	-	5,775,000	-	2,849
Connetics Corp. (1)	2,000,000	-	-	2,000,000	-	33,860
Saxon Capital, Inc.	2,520,000	720,000	-	3,240,000	5,079	33,826
O2Micro International Ltd. (ADR) (1)	2,495,000	560,000	-	3,055,000	-	32,475
Citi Trends, Inc. (1)	-	804,816	-	804,816	-	31,999
IBT Education Ltd.	-	20,257,368	-	20,257,368	599	31,747
Gateway Distriparks Ltd.	-	3,389,867	-	3,389,867	115	19,323
Gateway Distriparks Ltd. (GDR) (2)	-	2,135,000	-	2,135,000	72	12,170
NuVasive, Inc. (1)	-	1,659,000	-	1,659,000	-	31,272
Kakaku.com, Inc.	6,179	1,641	-	7,820	13	30,889
ValueVision Media, Inc. (1)	1,800,000	600,000	-	2,400,000	-	30,672
Hudson Highland Group, Inc. (1)	1,244,000	330,000	-	1,574,000	-	29,812
Apollo Hospitals Enterprise Ltd.	1,433,400	1,108,974	-	2,542,374	-	28,968
Apollo Hospitals Enterprise Ltd. (GDR)	1,053,100	-	1,053,100	-	-	-
Bloomsbury Publishing PLC	4,655,000	-	-	4,655,000	49	28,316
WD-40 Co.	900,000	-	-	900,000	396	27,765
Nien Made Enterprise Co., Ltd.	-	22,100,000	-	22,100,000	-	27,649
Ballast Nedam NV (1)	628,753	-	-	628,753	-	26,826
GES International	-	42,700,000	-	42,700,000	1,551	26,418
Billing Services Group PLC (1)	16,548,800	-	-	16,548,800	-	26,283
Knot, Inc. (1) (2)	1,200,000	-	-	1,200,000	-	21,720
Knot, Inc. (1)	178,820	-	-	178,820	-	3,237
Banro Corp. (1) (2)	1,750,000	-	-	1,750,000	-	19,568
Echelon Corp. (1)	2,000,000	-	-	2,000,000	-	18,880
Bankers Petroleum Ltd. (1)	9,400,000	13,703,800	-	23,103,800	-	18,410
SFA Engineering Corp.	437,500	116,200	-	553,700	502	18,293
PGG Wrightson Ltd.	-	16,195,000	-	16,195,000	413	18,215
Nabi Biopharmaceuticals (1)	3,050,000	-	-	3,050,000	-	17,202
Halla Engineering & Construction Corp.	626,000	-	-	626,000	258	16,655
NTELOS Holdings Corp. (1)	-	1,150,000	-	1,150,000	-	16,111
Kyeryong Construction Industrial Co., Ltd.	469,250	-	-	469,250	309	15,817
Ichia Technologies, Inc.	16,995,177	-	-	16,995,177	-	15,363
Spark Networks PLC (GDR) (1)	747,000	553,000	-	1,300,000	-	8,336
Spark Networks PLC (1) (2)	1,103,000	-	-	1,103,000	-	6,896
Plantynet Co., Ltd.	-	268,800	-	268,800	49	14,635
RNB Retail and Brands AB	-	2,100,000	-	2,100,000	39	14,183
Gaming VC Holdings SA	2,023,800	-	-	2,023,800	-	13,999
Career Technology (MFG.) Co., Ltd.	5,255,894	8,100,000	-	13,355,894	-	12,300
Sharper Image Corp. (1)	950,000	-	-	950,000	-	12,169
KEC Corp.	5,235,400	-	-	5,235,400	151	11,639
SupportSoft, Inc. (1)	-	2,476,000	-	2,476,000	-	10,969
Aricom PLC (1)	2,593,134	7,300,000	-	9,893,134	-	10,488
Can Do Co., Ltd.	7,900	-	-	7,900	61	10,200
Regal Petroleum PLC (1)	4,670,000	3,147,000	-	7,817,000	-	10,189
Eastern Platinum Ltd. (1)	4,087,500	474,200	-	4,561,700	-	5,355
Eastern Platinum Ltd. (1) (2)	-	3,500,000	-	3,500,000	-	3,492
Eastern Platinum Ltd., warrants, expire 2008 (1)	2,043,750	-	-	2,043,750	-	771
Eastern Platinum Ltd., warrants, expire 2009 (1) (2)	-	1,750,000	-	1,750,000	-	141
Energem Resources Inc. (1)	8,002,500	-	-	8,002,500	-	9,394
Energem Resources Inc., warrants, expire 2008 (1)	1,200,000	-	-	1,200,000	-	1
Kiryung Electronics Co., Ltd.	1,780,000	-	-	1,780,000	-	9,215
Interflex Co., Ltd.	799,000	-	-	799,000	66	6,735
FirstAfrica Oil PLC (1)	96,515,000	-	-	96,515,000	-	6,710
TICON Property Fund	-	24,700,000	-	24,700,000	114	6,422
Phoenix PDE Co., Ltd.	1,500,000	-	-	1,500,000	124	6,392
Silicon Graphics, Inc. (1)	14,000,000	-	-	14,000,000	-	6,118
Ultraframe PLC (1)	6,330,000	-	-	6,330,000	-	4,263
Vision-Sciences, Inc. (1)	1,884,500	-	-	1,884,500	-	3,298
LTG Technologies PLC (1)	17,785,714	-	-	17,785,714	-	2,473
Infoteria Corp. (1) (2)	2,672	-	95	2,577	-	876
ZOOTS (1) (2)	25,173	-	-	25,173	-	234
Allion Healthcare, Inc. (1) (5)	864,221	214,100	278,321	800,000	-	-
Atheros Communications, Inc. (5)	3,180,000	-	3,180,000	-	-	-
Blue Nile, Inc. (1) (5)	400,000	585,375	125,000	860,375	-	-
Brooks Automation, Inc. (1) (5)	2,725,000	-	-	2,725,000	-	-
Capital Lease Funding, Inc. (5)	1,630,000	165,000	795,000	1,000,000	559	-
Centennial Bank Holdings, Inc. (1) (2) (5)	2,700,000	-	-	2,700,000	-	-
Conexant Systems, Inc. (5)	24,000,000	-	24,000,000	-	-	-
Delta Petroleum Corp. (1) (5)	3,217,500	-	750,000	2,467,500	-	-
Expro International Group PLC (5)	4,600,000	-	1,424,548	3,175,452	276	-
Hanil Cement Co., Ltd. (5)	491,700	-	200,000	291,700	325	-
Horizon Health Corp. (1) (5)	-	968,900	356,069	612,831	-	-
iVillage Inc. (5)	4,690,000	-	4,690,000	-	-	-
NutriSystem, Inc. (1) (5)	1,706,800	-	623,000	1,083,800	-	-
Paddy Power PLC (5)	2,521,700	-	2,521,700	-	-	-
Quicksilver Resources Inc. (1) (5)	4,099,150	-	700,000	3,399,150	-	-
Sanctuary Group PLC (1) (5)	23,546,700	14,295,000	23,428,967	14,412,733	-	-
Tetra Tech, Inc. (1) (5)	3,162,500	-	1,243,500	1,919,000	-	-
Toho Pharmaceutical Co., Ltd. (5)	2,615,000	-	-	2,615,000	208	-
UrAsia Energy Ltd. (1) (5)	-	22,000,000	-	22,000,000	-	-
Vail Resorts, Inc. (5)	2,050,000	-	2,050,000	-	-	-
					$34,881	$4,122,062

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single item.

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $958,851,000, which represented 5.24% of the net assets of the fund.

(3) Valued under fair value procedures adopted by authority of the board of directors.
(4) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(5) Unaffiliated issuer at 3/31/2006.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities at March 31, 2006		unaudited
(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $10,350,788)	$14,132,484
Affiliated issuers (cost: $3,073,282)	4,122,062	$18,254,546
Cash denominated in non-U.S. currencies
(cost: $16,932)		17,126
Cash		417
Receivables for:
Sales of investments	116,822
Sales of fund's shares	47,952
Dividends and interest	31,406	196,180
		18,468,269
Liabilities:
Payables for:
Purchases of investments	124,638
Repurchases of fund's shares	13,344
Investment advisory services	8,663
Services provided by affiliates	6,029
Deferred directors' compensation	1,159
Other fees and expenses	12,146	165,979
Net assets at March 31, 2006		$18,302,290

Net assets consist of:
Capital paid in on shares of capital stock		$12,882,881
Distributions in excess of net investment income		(177,543)
Undistributed net realized gain		776,976
Net unrealized appreciation		4,819,976
Net assets at March 31, 2006		$18,302,290

Total authorized capital stock - 800,000 shares, $0.01 par value (464,226 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$15,289,481	386,461	$39.56
Class B	572,636	14,981	38.22
Class C	641,000	16,856	38.03
Class F	376,386	9,569	39.33
Class 529-A	255,027	6,464	39.45
Class 529-B	44,755	1,159	38.61
Class 529-C	105,839	2,741	38.61
Class 529-E	16,363	418	39.15
Class 529-F	16,989	431	39.43
Class R-1	18,889	488	38.73
Class R-2	373,099	9,628	38.75
Class R-3	280,679	7,179	39.10
Class R-4	106,455	2,700	39.43
Class R-5	204,692	5,151	39.74
* Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $41.97 and $41.86, respectively.

See Notes to Financial Statements

Statement of operations for the six months ended March 31, 2006		unaudited
	(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S.
taxes of $8,501; also includes
$34,881 from affiliates)	$90,366
Interest	27,581	$117,947

Fees and expenses:(*)
Investment advisory services	51,275
Distribution services	24,793
Transfer agent services	8,640
Administrative services	2,524
Reports to shareholders	575
Registration statement and prospectus	386
Postage, stationery and supplies	1,068
Directors' compensation	261
Auditing and legal	44
Custodian	3,108
State and local taxes	283
Other	163
Total fees and expenses before reimbursements/waivers	93,120
Less reimbursement/waiver of fees and expenses:
Investment advisory services	5,128
Administrative services	315
Total fees and expenses after reimbursements/waivers		87,677
Net investment income		30,270

Net realized gain and unrealized
appreciation on investments
and non-U.S. currency:
Net realized gain (loss) on:
Investments (including $94,867 net gain from affiliates)	931,621
Non-U.S. currency transactions	(1,698)	929,923
Net unrealized appreciation on:
Investments	1,657,409
Non-U.S. currency translations	687	1,658,096
Net realized gain and
unrealized appreciation
on investments and non-U.S. currency		2,588,019
Net increase in net assets resulting
from operations		$2,618,289

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months ended March 31,	Year ended September 30,
	2006*	2005
Operations:
Net investment income	$30,270	$88,739
Net realized gain on investments and
non-U.S. currency transactions	929,923	1,240,219
Net unrealized appreciation
on investments and non-U.S. currency translations	1,658,096	1,634,043
Net increase in net assets
resulting from operations	2,618,289	2,963,001

Dividends and distributions paid to
shareholders:
Dividends from net investment income and non-U.S. currency gains	(171,202)	(119,377)
Distributions from net realized gain
on investments	(293,823)	-
Total dividends and distributions paid
to shareholders	(465,025)	(119,377)

Capital share transactions	1,457,825	823,855

Total increase in net assets	3,611,089	3,667,479

Net assets:
Beginning of period	14,691,201	11,023,722
End of period (including
distributions in excess of
net investment income: $177,543 and $36,611,
respectively)	$18,302,290	$14,691,201

*Unaudited.

See Notes to Financial Statements

Notes to financial statements

unaudited

1.	Organization and significant accounting policies

Organization - SMALLCAP World Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended March 31, 2006, non-U.S. taxes paid on realized gains were $1,834,000. As of March 31, 2006, non-U.S. taxes provided on unrealized gains were $11,276,000.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; non-U.S. taxes on capital gains; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. As of March 31, 2006, the cost of investment securities for federal income tax purposes was $13,587,627,000.

As of March 31, 2006, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Distributions in excess of net investment income and non-U.S. currency losses	$ (14,099)
Undistributed short-term capital gains	207,990
Undistributed long-term capital gains	569,983
Gross unrealized appreciation on investment securities	5,424,722
Gross unrealized depreciation on investment securities	(757,803)
Net unrealized appreciation on investment securities	4,666,919

Distributions in excess of net investment income and non-U.S. currency losses above include non-U.S. currency losses of $3,907,000, that were realized during the period November 1, 2004, through September 30, 2005. During the six months ended March 31, 2006, the fund realized, on a tax basis, a net capital gain of $929,535,000.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended March 31, 2006			Year ended September 30, 2005
	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Share class
Class A	$149,399	$247,784	$397,183	$109,685	-	$109,685
Class B	3,425	9,479	12,904	1,283	-	1,283
Class C	3,828	9,871	13,699	1,395	-	1,395
Class F	3,420	5,484	8,904	1,691	-	1,691
Class 529-A	2,333	3,813	6,146	1,252	-	1,252
Class 529-B	238	714	952	73	-	73
Class 529-C	599	1,653	2,252	159	-	159
Class 529-E	129	249	378	57	-	57
Class 529-F	167	268	435	83	-	83
Class R-1	115	273	388	34	-	34
Class R-2	2,333	5,629	7,962	841	-	841
Class R-3	2,104	4,041	6,145	925	-	925
Class R-4	961	1,515	2,476	307	-	307
Class R-5	2,151	3,050	5,201	1,592	-	1,592
Total	$171,202	$293,823	$465,025	$119,377	-	$119,377

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.800% on the first billion of daily net assets and decreasing to 0.595% on such assets in excess of $27 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended March 31, 2006, total investment advisory services fees waived by CRMC were $5,128,000. As a result, the fee shown on the accompanying financial statements of $51,275,000, which was equivalent to an annualized rate of 0.647%, was reduced to $46,147,000, or 0.582% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below/on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2006, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended March 31, 2006, the total administrative services fees paid by CRMC were $2,000, $304,000, and $9,000 for Class R-1, R-2, and R-3, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above/on the previous page for the six months ended March 31, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$16,655	$8,298	Not applicable	Not applicable	Not applicable
Class B	2,473	342	Not applicable	Not applicable	Not applicable
Class C	2,594	Included in administrative services	$390	$95	Not applicable
Class F	368		145	45	Not applicable
Class 529-A	188		109	25	$103
Class 529-B	189		20	11	19
Class 529-C	435		46	22	44
Class 529-E	33		7	2	7
Class 529-F	-		7	2	7
Class R-1	74		10	7	Not applicable
Class R-2	1,127		224	705	Not applicable
Class R-3	553		165	157	Not applicable
Class R-4	104		61	4	Not applicable
Class R-5	Not applicable		83	2	Not applicable
Total	$24,793	$8,640	$1,267	$1,077	$180

Deferred directors’compensation - Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $261,000, shown on the accompanying financial statements, includes $15,000 in current fees (either paid in cash or deferred) and a net increase of $246,000 in the value of the deferred amounts.

Affiliated officers and directors- Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2006
Class A	$1,389,057	38,063	$381,588	10,807	$(838,502)	(23,209)	$932,143	25,661
Class B	62,137	1,759	12,553	367	(26,442)	(755)	48,248	1,371
Class C	135,012	3,832	13,251	390	(36,140)	(1,037)	112,123	3,185
Class F	104,847	2,884	7,921	226	(30,539)	(847)	82,229	2,263
Class 529-A	47,299	1,303	6,144	174	(5,366)	(147)	48,077	1,330
Class 529-B	5,260	148	952	27	(622)	(17)	5,590	158
Class 529-C	17,950	505	2,251	65	(3,293)	(93)	16,908	477
Class 529-E	3,133	87	378	11	(515)	(14)	2,996	84
Class 529-F	3,167	88	435	12	(1,015)	(28)	2,587	72
Class R-1	5,913	167	387	11	(1,857)	(53)	4,443	125
Class R-2	97,832	2,736	7,955	229	(32,620)	(915)	73,167	2,050
Class R-3	87,158	2,411	6,115	175	(30,880)	(862)	62,393	1,724
Class R-4	35,255	974	2,476	71	(9,698)	(264)	28,033	781
Class R-5	41,999	1,155	4,905	138	(8,016)	(220)	38,888	1,073
Total net increase
(decrease)	$2,036,019	56,112	$447,311	12,703	$(1,025,505)	(28,461)	$1,457,825	40,354

Year ended September 30, 2005
Class A	$1,764,979	56,402	$104,783	3,514	$(1,571,969)	(50,360)	$297,793	9,556
Class B	82,691	2,739	1,249	43	(42,411)	(1,396)	41,529	1,386
Class C	157,635	5,220	1,347	47	(54,448)	(1,800)	104,534	3,467
Class F	123,722	3,962	1,525	51	(41,375)	(1,331)	83,872	2,682
Class 529-A	56,362	1,807	1,252	42	(6,921)	(220)	50,693	1,629
Class 529-B	7,446	245	73	2	(1,115)	(36)	6,404	211
Class 529-C	23,292	760	159	6	(3,018)	(98)	20,433	668
Class 529-E	3,861	125	57	2	(311)	(10)	3,607	117
Class 529-F	3,591	116	82	3	(547)	(17)	3,126	102
Class R-1	6,890	224	34	1	(1,901)	(62)	5,023	163
Class R-2	127,485	4,134	841	29	(42,526)	(1,375)	85,800	2,788
Class R-3	101,847	3,299	925	31	(29,495)	(950)	73,277	2,380
Class R-4	46,825	1,502	307	10	(10,087)	(321)	37,045	1,191
Class R-5	25,084	791	1,405	47	(15,770)	(506)	10,719	332
Total net increase
(decrease)	$2,531,710	81,326	$114,039	3,828	$(1,821,894)	(58,482)	$823,855	26,672

(*) Includes exchanges between share classes of the fund.

6. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $3,776,819,000 and $3,138,209,000, respectively, during the six months ended March 31, 2006.

Financial highlights(1)

			Income (loss) from investment operations(2)				Dividends and distributions

		Net asset value, beginning of period	Net investment income (loss )		Net gains (losses) on securities (both realized and unrealized )	Total from investment operations	Dividends (from net investment income )	Distributions (from capital gains )	Total dividends and distributions	Net asset value, end of period	Total return(3)	Net assets, end of period (in millions	)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers	(4)	Ratio of net income (loss) to average net assets
Class A:
Six months ended 3/31/2006	(5)	$34.77	$.08		$5.80	$5.88	$(.41)	$(.68)	$(1.09)	$39.56	17.29%	$15,289			1.09%	(6)	1.03%	(6)	.46%	(6)
Year ended 9/30/2005		27.82	.24		7.02	7.26	(.31)	-	(.31)	34.77	26.28	12,544			1.09		1.04		.76
Year ended 9/30/2004		23.22	.02		4.61	4.63	(.03)	-	(.03)	27.82	19.95	9,771			1.12		1.12		.06
Year ended 9/30/2003		17.53	(.01)		5.70	5.69	-	-	-	23.22	32.46	7,833			1.19		1.19		(.07)
Year ended 9/30/2002		18.62	(.07)		(.98)	(1.05)	(.04)	-	(.04)	17.53	(5.69)	6,283			1.17		1.17		(.32)
Year ended 9/30/2001		40.24	-	(7)	(16.33)	(16.33)	-	(5.29)	(5.29)	18.62	(44.95)	7,265			1.09		1.09		(.01)
Class B:
Six months ended 3/31/2006	(5)	33.59	(.05)		5.61	5.56	(.25)	(.68)	(.93)	38.22	16.87	573			1.86	(6)	1.79	(6)	(.31)	(6)
Year ended 9/30/2005		26.90	-	(7)	6.79	6.79	(.10)	-	(.10)	33.59	25.31	457			1.86		1.81		(.01)
Year ended 9/30/2004		22.60	(.18)		4.48	4.30	-	-	-	26.90	19.03	329			1.88		1.88		(.69)
Year ended 9/30/2003		17.20	(.16)		5.56	5.40	-	-	-	22.60	31.40	201			1.97		1.97		(.85)
Year ended 9/30/2002		18.38	(.23)		(.95)	(1.18)	-	-	-	17.20	(6.42)	118			1.95		1.95		(1.09)
Year ended 9/30/2001		40.08	(.21)		(16.20)	(16.41)	-	(5.29)	(5.29)	18.38	(45.38)	86			1.89		1.89		(.81)
Class C:
Six months ended 3/31/2006	(5)	33.45	(.06)		5.58	5.52	(.26)	(.68)	(.94)	38.03	16.85	641			1.90	(6)	1.84	(6)	(.35)	(6)
Year ended 9/30/2005		26.82	(.02)		6.78	6.76	(.13)	-	(.13)	33.45	25.27	457			1.90		1.85		(.05)
Year ended 9/30/2004		22.54	(.19)		4.47	4.28	-	-	-	26.82	18.99	274			1.92		1.91		(.71)
Year ended 9/30/2003		17.15	(.16)		5.55	5.39	-	-	-	22.54	31.43	124			1.97		1.97		(.85)
Year ended 9/30/2002		18.33	(.22)		(.95)	(1.17)	(.01)	-	(.01)	17.15	(6.42)	56			1.96		1.96		(1.08)
Period from 3/15/2001 to 9/30/2001		23.06	(.16)		(4.57)	(4.73)	-	-	-	18.33	(20.51)	17			2.11	(6)	2.11	(6)	(1.11)	(6)
Class F:
Six months ended 3/31/2006	(5)	34.58	.09		5.76	5.85	(.42)	(.68)	(1.10)	39.33	17.31	376			1.09	(6)	1.02	(6)	.48	(6)
Year ended 9/30/2005		27.70	.23		6.98	7.21	(.33)	-	(.33)	34.58	26.23	253			1.12		1.07		.72
Year ended 9/30/2004		23.16	.02		4.58	4.60	(.06)	-	(.06)	27.70	19.90	128			1.15		1.14		.06
Year ended 9/30/2003		17.48	(.01)		5.69	5.68	-	-	-	23.16	32.49	57			1.18		1.18		(.06)
Year ended 9/30/2002		18.60	(.07)		(.98)	(1.05)	(.07)	-	(.07)	17.48	(5.73)	24			1.20		1.20		(.32)
Period from 3/15/2001 to 9/30/2001		23.27	(.03)		(4.64)	(4.67)	-	-	-	18.60	(20.07)	7			1.23	(6)	1.23	(6)	(.21)	(6)
Class 529-A:
Six months ended 3/31/2006	(5)	34.68	.08		5.79	5.87	(.42)	(.68)	(1.10)	39.45	17.30	255			1.13	(6)	1.07	(6)	.43	(6)
Year ended 9/30/2005		27.79	.22		7.00	7.22	(.33)	-	(.33)	34.68	26.19	178			1.14		1.08		.71
Year ended 9/30/2004		23.24	.02		4.60	4.62	(.07)	-	(.07)	27.79	19.90	97			1.14		1.14		.06
Year ended 9/30/2003		17.53	.01		5.70	5.71	-	-	-	23.24	32.57	42			1.11		1.11		.03
Period from 2/19/2002 to 9/30/2002		21.68	(.03)		(4.12)	(4.15)	-	-	-	17.53	(19.14)	15			1.18	(6)	1.18	(6)	(.25)	(6)
Class 529-B:
Six months ended 3/31/2006	(5)	33.93	(.08)		5.67	5.59	(.23)	(.68)	(.91)	38.61	16.78	45			1.98	(6)	1.92	(6)	(.43)	(6)
Year ended 9/30/2005		27.20	(.05)		6.87	6.82	(.09)	-	(.09)	33.93	25.11	34			2.02		1.96		(.17)
Year ended 9/30/2004		22.88	(.23)		4.55	4.32	-	-	-	27.20	18.88	22			2.04		2.04		(.84)
Year ended 9/30/2003		17.43	(.19)		5.64	5.45	-	-	-	22.88	31.27	10			2.09		2.09		(.95)
Period from 2/20/2002 to 9/30/2002		21.82	(.14)		(4.25)	(4.39)	-	-	-	17.43	(20.12)	3			2.08	(6)	2.08	(6)	(1.15)	(6)
Class 529-C:
Six months ended 3/31/2006	(5)	33.94	(.07)		5.67	5.60	(.25)	(.68)	(.93)	38.61	16.81	106			1.97	(6)	1.91	(6)	(.41)	(6)
Year ended 9/30/2005		27.21	(.05)		6.87	6.82	(.09)	-	(.09)	33.94	25.13	77			2.00		1.95		(.16)
Year ended 9/30/2004		22.89	(.22)		4.54	4.32	-	-	-	27.21	18.87	43			2.03		2.03		(.83)
Year ended 9/30/2003		17.44	(.18)		5.63	5.45	-	-	-	22.89	31.25	20			2.07		2.07		(.94)
Period from 2/20/2002 to 9/30/2002		21.82	(.14)		(4.24)	(4.38)	-	-	-	17.44	(20.07)	7			2.05	(6)	2.05	(6)	(1.12)	(6)
Class 529-E:
Six months ended 3/31/2006	(5)	34.42	.02		5.74	5.76	(.35)	(.68)	(1.03)	39.15	17.10	16			1.45	(6)	1.39	(6)	.11	(6)
Year ended 9/30/2005		27.58	.12		6.96	7.08	(.24)	-	(.24)	34.42	25.81	12			1.47		1.42		.37
Year ended 9/30/2004		23.09	(.08)		4.59	4.51	(.02)	-	(.02)	27.58	19.52	6			1.50		1.49		(.29)
Year ended 9/30/2003		17.50	(.07)		5.66	5.59	-	-	-	23.09	31.94	3			1.53		1.53		(.38)
Period from 3/15/2002 to 9/30/2002		23.21	(.06)		(5.65)	(5.71)	-	-	-	17.50	(24.60)	1			1.51	(6)	1.51	(6)	(.60)	(6)
Class 529-F:
Six months ended 3/31/2006	(5)	$34.64	$.11		$5.79	$5.90	$(.43)	$(.68)	$(1.11)	$39.43	17.40%	$17			.95%	(6)	.89%	(6)	.61%	(6)
Year ended 9/30/2005		27.72	.23		6.99	7.22	(.30)	-	(.30)	34.64	26.22	12			1.11		1.06		.74
Year ended 9/30/2004		23.20	(.01)		4.60	4.59	(.07)	-	(.07)	27.72	19.81	7			1.25		1.24		(.04)
Year ended 9/30/2003		17.53	(.02)		5.69	5.67	-	-	-	23.20	32.34	3			1.27		1.27		(.10)
Period from 9/17/2002 to 9/30/2002		18.24	-	(7)	(.71)	(.71)	-	-	-	17.53	(3.89)	-		(8)	.04		.04		.01
Class R-1:
Six months ended 3/31/2006	(5)	34.07	(.06)		5.69	5.63	(.29)	(.68)	(.97)	38.73	16.85	19			1.93	(6)	1.84	(6)	(.34)	(6)
Year ended 9/30/2005		27.34	(.01)		6.90	6.89	(.16)	-	(.16)	34.07	25.27	12			1.97		1.85		(.05)
Year ended 9/30/2004		23.00	(.19)		4.55	4.36	(.02)	-	(.02)	27.34	18.98	6			2.01		1.91		(.71)
Year ended 9/30/2003		17.49	(.16)		5.67	5.51	-	-	-	23.00	31.50	2			2.43		1.93		(.78)
Period from 6/19/2002 to 9/30/2002		21.60	(.04)		(4.07)	(4.11)	-	-	-	17.49	(19.03)	-		(8)	7.56		.54		(.22)
Class R-2:
Six months ended 3/31/2006	(5)	34.09	(.06)		5.68	5.62	(.28)	(.68)	(.96)	38.75	16.82	373			2.08	(6)	1.81	(6)	(.32)	(6)
Year ended 9/30/2005		27.36	(.01)		6.90	6.89	(.16)	-	(.16)	34.09	25.28	258			2.17		1.82		(.03)
Year ended 9/30/2004		23.00	(.18)		4.56	4.38	(.02)	-	(.02)	27.36	19.05	131			2.30		1.88		(.67)
Year ended 9/30/2003		17.49	(.15)		5.66	5.51	-	-	-	23.00	31.50	46			2.59		1.89		(.75)
Period from 5/31/2002 to 9/30/2002		22.62	(.05)		(5.08)	(5.13)	-	-	-	17.49	(22.68)	2			.85		.63		(.29)
Class R-3:
Six months ended 3/31/2006	(5)	34.39	.01		5.73	5.74	(.35)	(.68)	(1.03)	39.10	17.10	281			1.50	(6)	1.43	(6)	.07	(6)
Year ended 9/30/2005		27.58	.11		6.96	7.07	(.26)	-	(.26)	34.39	25.75	188			1.51		1.44		.36
Year ended 9/30/2004		23.12	(.08)		4.59	4.51	(.05)	-	(.05)	27.58	19.52	85			1.55		1.49		(.28)
Year ended 9/30/2003		17.51	(.07)		5.68	5.61	-	-	-	23.12	32.04	30			1.67		1.51		(.37)
Period from 6/20/2002 to 9/30/2002		21.43	(.02)		(3.90)	(3.92)	-	-	-	17.51	(18.29)	2			.52		.42		(.11)
Class R-4:
Six months ended 3/31/2006	(5)	34.68	.08		5.78	5.86	(.43)	(.68)	(1.11)	39.43	17.28	106			1.12	(6)	1.05	(6)	.45	(6)
Year ended 9/30/2005		27.79	.23		7.01	7.24	(.35)	-	(.35)	34.68	26.25	67			1.12		1.06		.74
Year ended 9/30/2004		23.22	.02		4.61	4.63	(.06)	-	(.06)	27.79	19.95	20			1.13		1.13		.07
Year ended 9/30/2003		17.53	-	(7)	5.69	5.69	-	-	-	23.22	32.46	10			1.17		1.16		(.02)
Period from 7/24/2002 to 9/30/2002		18.55	(.01)		(1.01)	(1.02)	-	-	-	17.53	(5.50)	-		(8)	.70		.21		(.03)
Class R-5:
Six months ended 3/31/2006	(5)	34.93	.14		5.83	5.97	(.48)	(.68)	(1.16)	39.74	17.49	205			.82	(6)	.75	(6)	.75	(6)
Year ended 9/30/2005		27.97	.33		7.05	7.38	(.42)	-	(.42)	34.93	26.62	142			.81		.76		1.04
Year ended 9/30/2004		23.33	.10		4.64	4.74	(.10)	-	(.10)	27.97	20.34	105			.82		.81		.36
Year ended 9/30/2003		17.55	.05		5.73	5.78	-	-	-	23.33	32.93	72			.83		.83		.28
Period from 5/15/2002 to 9/30/2002		23.36	-	(7)	(5.81)	(5.81)	-	-	-	17.55	(24.87)	53			.31		.31		.01

	Six months ended March 31,	Year ended September 30
	2006(5)	2005	2004	2003	2002	2001

Portfolio turnover rate for all classes of shares	21%	45%	48%	49%	51%	60%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.
(5) Unaudited.
(6) Annualized.
(7) Amount less than $.01.
(8) Amount less than $1 million.

See Notes to Financial Statements

Expense example

unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005, through March 31, 2006).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above/on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10/1/2005	Ending account value 3/31/2006	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,172.87	$5.58	1.03%
Class A -- assumed 5% return	1,000.00	1,019.80	5.19	1.03
Class B -- actual return	1,000.00	1,168.65	9.68	1.79
Class B -- assumed 5% return	1,000.00	1,016.01	9.00	1.79
Class C -- actual return	1,000.00	1,168.47	9.95	1.84
Class C -- assumed 5% return	1,000.00	1,015.76	9.25	1.84
Class F -- actual return	1,000.00	1,173.10	5.53	1.02
Class F -- assumed 5% return	1,000.00	1,019.85	5.14	1.02
Class 529-A -- actual return	1,000.00	1,172.97	5.80	1.07
Class 529-A -- assumed 5% return	1,000.00	1,019.60	5.39	1.07
Class 529-B -- actual return	1,000.00	1,167.76	10.38	1.92
Class 529-B -- assumed 5% return	1,000.00	1,015.36	9.65	1.92
Class 529-C -- actual return	1,000.00	1,168.11	10.32	1.91
Class 529-C -- assumed 5% return	1,000.00	1,015.41	9.60	1.91
Class 529-E -- actual return	1,000.00	1,171.02	7.52	1.39
Class 529-E -- assumed 5% return	1,000.00	1,018.00	6.99	1.39
Class 529-F -- actual return	1,000.00	1,174.03	4.82	.89
Class 529-F -- assumed 5% return	1,000.00	1,020.49	4.48	.89
Class R-1 -- actual return	1,000.00	1,168.48	9.95	1.84
Class R-1 -- assumed 5% return	1,000.00	1,015.76	9.25	1.84
Class R-2 -- actual return	1,000.00	1,168.24	9.78	1.81
Class R-2 -- assumed 5% return	1,000.00	1,015.91	9.10	1.81
Class R-3 -- actual return	1,000.00	1,170.97	7.74	1.43
Class R-3 -- assumed 5% return	1,000.00	1,017.80	7.19	1.43
Class R-4 -- actual return	1,000.00	1,172.85	5.69	1.05
Class R-4 -- assumed 5% return	1,000.00	1,019.70	5.29	1.05
Class R-5 -- actual return	1,000.00	1,174.91	4.07	.75
Class R-5 -- assumed 5% return	1,000.00	1,021.19	3.78	.75

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).

Offices

Offices of the fund and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110-2804

Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
San Francisco, CA 94105-3441

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in SMALLCAP World Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.76 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (“CDSC”) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.81 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had lower annualized expenses (by 0.01 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete March 31, 2006, portfolio of SMALLCAP World Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

SMALLCAP World Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of SMALLCAP World Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2006, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[Logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 35 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We buy stocks and bonds of well-managed companies at reasonable prices and hold them for the long term.

• An extensive global research effort
American Funds investment professionals search the world to gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 23 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

29 mutual funds, consistent philosophy, consistent results

• Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
> SMALLCAP World Fund®

• Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
American Balanced Fund®

• Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
U.S. Government Securities FundSM

• Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®

State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

The Capital Group Companies

American Funds                   Capital Research and Management               Capital International                  Capital Guardian                  Capital Bank and Trust

Lit. No. MFGESR-935-0506P

Litho in USA BBC/CG/8094-S4908

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments
[Logo - American Funds ®]

SMALLCAP World Fund®
Investment portfolio

March 31, 2006
unaudited

Common stocks — 91.05%	Shares	Market value (000)

CONSUMER DISCRETIONARY — 19.52%
Michaels Stores, Inc.	5,300,000	$199,174
Aristocrat Leisure Ltd.	10,545,000	103,984
Cheil Industries Inc.[1]	2,575,000	94,350
Orient-Express Hotels Ltd.	2,326,000	91,249
Lions Gate Entertainment Corp., USD denominated[1,2]	4,100,000	41,615
Lions Gate Entertainment Corp.[1,2]	3,628,500	36,935
Lojas Renner SA1	1,380,000	75,284
Cyrela Brazil Realty SA, ordinary nominative	4,185,500	74,615
Schibsted ASA	2,525,000	69,578
Central European Media Enterprises Ltd.[2]	963,500	66,106
Big Lots, Inc.[2]	4,271,400	59,629
Korea Kumho Petrochemical Co., Ltd.[1]	1,810,940	58,898
CarMax, Inc.[2]	1,800,000	58,824
GOME Electrical Appliances Holding Ltd.	51,163,000	57,035
Kuoni Reisen Holding AG2	106,500	55,206
Triarc Companies, Inc., Class B	2,150,000	37,582
Triarc Companies, Inc., Class A	950,000	17,318
Life Time Fitness, Inc.[2]	1,140,000	53,409
JUMBO SA1	3,109,543	51,636
NutriSystem, Inc.[2]	1,083,800	51,502
Tupperware Brands Corp.	2,500,000	51,475
Submarino SA, ordinary nominative	1,946,900	50,360
Hürriyet Gazetecilik ve Matbaacilik AS	13,115,985	50,315
Laureate Education, Inc.[2]	921,600	49,195
GSI Commerce, Inc.[1,2]	2,794,491	47,506
Select Comfort Corp.[2]	1,200,000	47,460
Tractor Supply Co.[2]	681,700	45,224
Unibet Group PLC (SDR)[1]	1,770,000	44,972
Restaurant Group PLC[1]	12,499,555	44,100
Fourlis[1]	3,310,000	44,052
Ekornes ASA[1]	2,130,598	43,910
P.F. Chang’s China Bistro, Inc.[2]	775,000	38,200
Shuffle Master, Inc.[2]	1,030,000	36,812
SEEK Ltd.	12,697,300	36,254
Children’s Place Retail Stores, Inc.[2]	600,000	34,740
Café de Coral Holdings Ltd.	23,750,000	34,587
Fossil, Inc.[2]	1,835,000	34,094
Fisher & Paykel Appliances Holdings Ltd.	13,080,000	34,085
Arbitron Inc.	1,001,060	33,856
Furniture Brands International, Inc.	1,350,000	33,088
Bijou Brigitte modische Accessoires AG	114,700	32,811
Citi Trends, Inc.[1,2]	804,816	31,999
Williams-Sonoma, Inc.[2]	750,000	31,800
IBT Education Ltd.[1]	20,257,368	31,747
CKE Restaurants, Inc.	1,800,000	31,320
Praktiker Bau- und Heimwerkermärkte Holding AG2	1,066,200	31,003
Ameristar Casinos, Inc.	1,200,000	30,948
ValueVision Media, Inc.[1,2]	2,400,000	30,672
Blue Nile, Inc.[2]	860,375	30,277
Valassis Communications, Inc.[2]	1,000,000	29,370
Cedar Fair, L.P.	1,000,000	29,250
Blyth, Inc.	1,370,000	28,797
Bloomsbury Publishing PLC[1]	4,655,000	28,316
Pinnacle Entertainment, Inc.[2]	1,000,000	28,170
Hyatt Regency SA	2,034,330	27,666
Nien Made Enterprise Co., Ltd.[1]	22,100,000	27,649
REX HOLDINGS CO., LTD	7,488	27,224
Trigano SA	473,000	26,568
Photo-Me International PLC	15,000,000	25,549
Halfords Group PLC	4,200,000	24,673
Applebee’s International, Inc.	1,000,000	24,550
Modern Times Group MTG AB2	500,000	23,542
Cheng Shin Rubber (Xiamen) Ind., Ltd.	32,078,016	23,456
Nishimatsuya Chain Co., Ltd.	1,092,000	23,191
Alma Media Corp.	2,368,478	22,852
Impact 21 Co., Ltd.	890,000	22,832
La-Z-Boy Inc.	1,300,000	22,100
VistaPrint Ltd.[2]	730,568	21,807
Lifestyle International Holdings Ltd.	12,640,000	21,666
Kumho Industrial Co., Ltd.	900,000	21,583
Denny’s Corp.[2]	4,500,000	21,420
Rossi Residencial SA, ordinary nominative	1,755,500	21,021
Bright Horizons Family Solutions, Inc.[2]	520,000	20,140
OSIM International Ltd.	16,650,000	20,088
Bob Evans Farms, Inc.	650,000	19,311
Pantaloon Retail (India) Ltd.	421,524	18,599
Bilia AB	785,000	18,329
Largan Precision Co., Ltd.	1,125,000	18,292
Nitori Co., Ltd.	351,000	18,278
Nobia AB	627,000	16,294
Journal Communications, Inc.	1,203,500	14,923
O’Charley’s Inc.[2]	791,500	14,611
Zee Telefilms Ltd.	2,700,000	14,508
Palm Harbor Homes, Inc.[2]	663,906	14,228
RNB Retail and Brands AB1	2,100,000	14,183
JJB Sports PLC	4,390,500	14,060
Sonic Corp.[2]	400,000	14,052
Carpetright PLC	692,213	14,016
Gaming VC Holdings SA1	2,023,800	13,999
JB Hi-Fi Ltd.	4,050,000	13,911
Prime Success International Group Ltd.	20,200,000	13,537
Zumiez Inc.[2]	210,000	12,831
McCarthy & Stone PLC	917,900	12,778
Sanctuary Group PLC[2]	14,412,733	12,713
Pumpkin Patch Ltd.	4,970,107	12,371
SA D’Ieteren NV	40,681	12,174
Sharper Image Corp.[1,2]	950,000	12,169
YBM Sisa.com Inc.	461,268	11,845
Levitt Corp.	500,000	11,020
Haseko Corp.[2]	2,830,000	10,674
Next Media Ltd.	18,520,000	10,502
BEC World PCL	31,500,000	10,218
Can Do Co., Ltd.[1]	7,900	10,200
Formosa International Hotels Corp.	4,889,000	9,805
NEXEN Tire Co., Ltd.	460,000	9,469
Premier Image Technology Corp.	6,155,000	8,289
GEOX SpA	591,000	7,881
Rinnai Corp.	230,000	6,897
Restoration Hardware, Inc.[2]	1,200,000	6,828
Nokian Renkaat Oyj	370,000	6,525
Fontainebleau Resorts, LLC, units[2,3,4]	650,000	6,500
ElringKlinger AG	135,000	6,483
Build-A-Bear Workshop, Inc.[2]	203,500	6,237
Nien Hsing Textile Co., Ltd.	7,861,000	4,875
Zhejiang Glass Co. Ltd.	11,499,400	2,816
MEDION AG	13,202	172
		3,571,674

INFORMATION TECHNOLOGY — 15.64%
CNET Networks, Inc.[1,2]	10,655,000	151,408
Kingboard Chemical Holdings Ltd.[1]	45,946,000	138,855
NHN Corp.[2]	443,000	136,785
Integrated Device Technology, Inc.[2]	7,854,000	116,710
Semtech Corp.[1,2]	5,900,000	105,551
PMC-Sierra, Inc.[2]	8,202,700	100,811
Cymer, Inc.[1,2]	2,060,000	93,606
Chartered Semiconductor Manufacturing Ltd[2]	84,762,000	82,334
Varian Semiconductor Equipment Associates, Inc.[2]	2,325,000	65,286
ValueClick, Inc.[2]	3,600,000	60,912
MKS Instruments, Inc.[2]	2,472,444	57,929
Power Integrations, Inc.[1,2]	2,300,000	56,994
NCsoft Corp.[2]	743,200	54,539
Fairchild Semiconductor International, Inc.[2]	2,665,000	50,822
Venture Corp. Ltd.	5,969,600	47,275
National Instruments Corp.	1,337,500	43,629
Marchex, Inc.[1,2]	2,000,000	43,000
Manhattan Associates, Inc.[1,2]	1,950,000	42,900
Novell, Inc.[2]	5,394,100	41,427
Spansion Inc.[2]	2,755,100	40,775
MacDonald, Dettwiler and Associates Ltd.[2]	1,000,000	38,986
Brooks Automation, Inc.[2]	2,725,000	38,804
Veeco Instruments, Inc.[1,2]	1,598,523	37,326
Unimicron Technology Corp.	24,515,000	35,700
Cypress Semiconductor Corp.[2]	2,000,000	33,900
Vishay Intertechnology, Inc.[2]	2,350,000	33,464
Mentor Graphics Corp.[2]	3,000,000	33,150
Rogers Corp.[2]	600,000	32,688
O2Micro International Ltd. (ADR)[1,2]	3,055,000	32,475
Littelfuse, Inc.[2]	950,000	32,424
Intersil Corp.	1,107,105	32,017
ProMOS Technologies Inc.	92,506,000	31,680
Kakaku.com, Inc.[1]	7,820	30,889
Bankrate, Inc.[2]	709,100	30,888
Cree, Inc.[2]	936,000	30,710
aQuantive, Inc.[2]	1,300,000	30,602
Hittite Microwave Corp.[2]	874,200	29,469
AAC Acoustic Technologies Holdings Inc.[2]	29,907,000	27,944
Sanken Electric Co., Ltd.	1,625,000	27,815
Verifone Holdings, Inc.[2]	900,000	27,261
GES International[1]	42,700,000	26,418
Billing Services Group PLC[1,2]	16,548,800	26,283
Knot, Inc.[1,2,3]	1,200,000	21,720
Knot, Inc.[1,2]	178,820	3,237
Wintek Corp.	18,160,000	24,933
ASM Pacific Technology Ltd.	3,840,000	22,913
Hana Microelectronics PCL	29,216,100	22,752
Net 1 UEPS Technologies, Inc.[2]	775,000	21,933
Orbotech Ltd.[2]	887,000	21,847
SPSS Inc.[2]	689,100	21,817
PDF Solutions, Inc.[2]	1,100,000	20,812
Echelon Corp.[1,2]	2,000,000	18,880
SFA Engineering Corp.[1]	553,700	18,293
Himax Technologies, Inc. (ADR)[2]	2,000,000	17,500
Radiant Op-to Electronics Corp.	7,025,000	17,296
Sunplus Technology Co., Ltd.	12,301,000	16,965
FormFactor, Inc.[2]	425,000	16,711
Ichia Technologies, Inc.[1]	16,995,177	15,363
Lawson Software, Inc.[2]	2,000,000	15,340
Spark Networks PLC (GDR)[1,2]	1,300,000	8,336
Spark Networks PLC[1,2,3,4]	1,103,000	6,896
Plantynet Co., Ltd.[1]	268,800	14,635
TTM Technologies, Inc.[2]	1,000,000	14,490
Vaisala Oyj	423,295	13,853
Reunert Ltd.	1,215,000	13,465
Winbond Electronics Corp.[2]	45,000,000	13,106
InfoSpace.com, Inc.[2]	450,000	12,578
Unisteel Technology Ltd.	9,655,000	12,365
Career Technology (MFG.) Co., Ltd.[1]	13,355,894	12,300
Moser Baer India Ltd.	2,350,000	12,080
KEC Corp.[1]	5,235,400	11,639
SupportSoft, Inc.[1,2]	2,476,000	10,969
Gateway, Inc.[2]	5,000,000	10,950
Simmtech Co., Ltd.	1,020,000	10,110
Faraday Technology Corp.	6,165,968	10,006
Rotork PLC	797,581	9,634
Kiryung Electronics Co., Ltd.[1]	1,780,000	9,215
Mtekvision Co., Ltd.	319,710	8,950
SkillSoft PLC (ADR)[2]	1,696,800	8,891
Toshiba Ceramics Co., Ltd.	2,181,000	8,522
Vanguard International Semiconductor Corp.	10,044,495	7,345
Siliconware Precision Industries Co., Ltd.	5,550,000	7,235
Taiflex Scientific Co., Ltd.	4,267,750	7,189
Interflex Co., Ltd.[1]	799,000	6,735
Phoenix PDE Co., Ltd.[1]	1,500,000	6,392
Advanced Analogic Technologies Inc.[2]	544,600	6,208
Silicon Graphics, Inc.[1,2]	14,000,000	6,118
NAVTEQ Corp.[2]	119,500	6,053
DK UIL Co., Ltd.	564,600	6,043
Renishaw PLC	352,108	5,483
Jahwa Electronics Co., Ltd.	620,000	5,220
Min Aik Technology Co., Ltd.	2,360,000	3,466
Koei Co., Ltd.	135,360	2,811
Avid Technology, Inc.[2]	33,400	1,452
Infoteria Corp.[1,2,3,4]	2,577	876
ClearSpeed Technology Ltd.[2,3,4]	2,300,000	252
MMC AS2,3,4	4,150,000	63
Orbiscom Ltd.[2,3,4]	3,905,874	59
diCarta[2,3,4]	103,135	—
		2,862,743

INDUSTRIALS — 13.11%
Downer EDI Ltd.[1]	18,988,390	120,526
ALL - América Latina Logística, units	1,766,550	109,440
United Stationers Inc.[1,2]	1,712,200	90,918
JetBlue Airways Corp.[2]	8,250,000	88,440
Samsung Engineering Co., Ltd.[1]	2,587,640	87,355
Container Corp. of India Ltd.	2,641,794	85,849
Corrections Corporation of America[2]	1,850,000	83,620
Buhrmann NV	4,543,600	80,407
GS Engineering & Construction Co. Ltd.	1,320,107	78,533
MSC Industrial Direct Co., Inc.	1,275,000	68,876
LS Industrial Systems Co., Ltd.[1]	1,950,000	67,034
Lincoln Electric Holdings, Inc.	1,080,000	58,309
Acuity Brands, Inc.	1,449,500	57,980
Daelim Industrial Co., Ltd.	701,640	55,605
Minebea Co., Ltd.	6,783,000	46,845
Sumitomo Heavy Industries, Ltd.	4,500,000	43,234
SembCorp Logistics Ltd.	36,632,926	40,116
Michael Page International PLC	6,416,190	38,026
Tetra Tech, Inc.[2]	1,919,000	36,634
STX Shipbuilding Co., Ltd.[1]	1,866,399	36,498
Hyundai Mipo Dockyard Co., Ltd.	409,370	35,224
Gateway Distriparks Ltd.[1]	3,389,867	19,323
Gateway Distriparks Ltd. (GDR)[1,3,4]	2,135,000	12,170
Federal Signal Corp.	1,676,100	31,008
K&F Industries Holdings, Inc.[2]	1,800,000	29,880
Hudson Highland Group, Inc.[1,2]	1,574,000	29,812
Seco Tools AB	445,000	29,082
AGCO Corp.[2]	1,400,000	29,036
Wilh. Wilhelmsen ASA	799,600	27,588
Ballast Nedam NV1,2	628,753	26,826
KCI Konecranes International Corp.	1,531,240	26,355
G&K Services, Inc.	613,009	26,077
Uponor Oyj	960,100	25,113
Trakya Cam Sanayii AS	5,335,000	22,850
Kelly Services, Inc.	800,000	21,736
Hyundai Engineering & Construction Co., Ltd.[2]	420,000	21,419
SembCorp Marine Ltd	11,540,000	20,348
ChoicePoint Inc.[2]	450,000	20,138
Max India Ltd.[2]	999,986	19,939
Hong Kong Aircraft Engineering Co. Ltd.	2,052,000	18,988
SIRVA, Inc.[2]	2,173,400	18,539
Aditya Birla Nuvo	1,059,100	17,810
Oslo Børs Holding ASA	245,000	16,831
Nexans SA	215,000	16,744
Halla Engineering & Construction Corp.[1]	626,000	16,655
Copa Holdings, SA2	725,000	16,566
EnerSys[2]	1,200,000	16,560
OSG CORP.	775,000	16,491
Hyundai Development Co.	357,000	16,333
Hi-P International Ltd.	16,886,000	16,298
Bradken Ltd.	4,389,221	16,019
Kyeryong Construction Industrial Co., Ltd.[1]	469,250	15,817
CoStar Group, Inc.[2]	300,000	15,567
Spirax-Sarco Engineering PLC	930,000	15,541
Royal Boskalis Westminster NV	236,600	15,286
Steelcase Inc.	775,000	13,950
Chen Hsong Holdings Ltd.	22,396,000	13,854
Aboitiz Equity Ventures	134,250,000	13,412
Latécoère SA	323,626	13,180
Geberit AG	13,750	13,127
Goodpack Ltd.	10,448,000	12,088
ZENON Environmental Inc.[2]	575,000	11,804
Royal Group Technologies Ltd.[2]	1,200,000	11,197
Permasteelisa SpA	615,000	11,108
Noritz Corp.	560,000	10,846
Aker American Shipping ASA[2]	604,800	10,803
Stork NV	184,800	10,313
Harbin Power Equipment Co. Ltd.	12,196,000	10,295
Italian-Thai Development PCL	57,220,000	10,238
Rollins, Inc.	500,000	10,120
Intertek Group PLC	700,000	10,007
Fu Sheng Industrial Co., Ltd.	8,323,000	9,822
NEPES Corp.[2]	701,634	9,207
Curtiss-Wright Corp.	134,300	8,891
Shenzhen Expressway Co., Ltd.[2]	19,422,000	7,634
Sino-Thai Engineering and Construction PCL	30,400,000	7,435
Dongbu Corp.	415,000	7,368
Anhui Expressway Co. Ltd.	12,000,000	6,959
Krones AG	55,000	6,654
Northgate PLC	332,000	6,549
Techem AG	145,600	6,399
Korea Electric Terminal Co., Ltd.	350,000	5,548
Cummins India Ltd.	882,496	4,723
Ultraframe PLC[1,2]	6,330,000	4,263
Ansaldo STS SpA[2]	390,000	4,202
LTG Technologies PLC[1,2]	17,785,714	2,473
Moatech Co., Ltd.	292,600	1,400
ZOOTS[1,2,3,4]	25,173	234
		2,400,317

HEALTH CARE — 10.68%
Medicis Pharmaceutical Corp.[1]	3,545,000	$115,567
Advanced Medical Optics, Inc.[2]	2,415,000	112,636
Kyphon Inc.[1,2]	2,994,600	111,399
Alfresa Holdings Corp.	1,467,000	89,102
IDEXX Laboratories, Inc.[2]	720,000	62,179
ArthroCare Corp.[1,2]	1,282,000	61,305
Myogen, Inc.[2]	1,640,000	59,417
FoxHollow Technologies, Inc.[1,2]	1,900,200	58,051
Wright Medical Group, Inc.[1,2]	2,736,000	54,036
Vertex Pharmaceuticals Inc.[2]	1,413,911	51,735
Psychiatric Solutions, Inc.[2]	1,500,000	49,695
STERIS Corp.	1,750,000	43,190
Hologic, Inc.[2]	708,034	39,190
Alexion Pharmaceuticals, Inc.[2]	1,100,000	38,962
Toho Pharmaceutical Co., Ltd.	2,615,000	38,474
Keryx Biopharmaceuticals, Inc.[1,2]	2,000,000	38,220
Nobel Biocare Holding AG	156,000	34,720
Nuvelo, Inc.[2]	1,930,315	34,398
Connetics Corp.[1,2]	2,000,000	33,860
Fisher & Paykel Healthcare Corp. Ltd.	12,600,000	32,060
NuVasive, Inc.[1,2]	1,659,000	31,272
Rhön-Klinikum AG	705,200	30,216
Apollo Hospitals Enterprise Ltd.[1]	2,542,374	28,968
Theravance, Inc.[2]	1,000,000	28,040
Extendicare Inc.	1,250,000	26,497
ResMed Inc[2]	452,000	19,879
ResMed Inc, AUD denominated[2]	1,500,000	6,548
Valeant Pharmaceuticals International	1,650,000	26,153
ZymoGenetics, Inc.[2]	1,200,000	25,944
Idenix Pharmaceuticals, Inc.[2]	1,900,000	25,783
Diagnósticos da América SA2	950,000	24,595
Cochlear Ltd.	637,000	24,223
Par Pharmaceutical Companies, Inc.[2]	850,000	23,953
PSS World Medical, Inc.[2]	1,175,000	22,666
Greatbatch, Inc.[2]	990,400	21,700
Nektar Therapeutics[2]	1,000,000	20,380
CV Therapeutics, Inc.[2]	887,000	19,585
Nakanishi Inc.	189,000	19,266
Haemonetics Corp.[2]	350,000	17,769
Hythiam, Inc.[2]	1,928,000	17,718
Nabi Biopharmaceuticals[1,2]	3,050,000	17,202
LifePoint Hospitals, Inc.[2]	550,000	17,105
Adams Respiratory Therapeutics, Inc.[2]	397,600	15,813
Salix Pharmaceuticals, Ltd.[2]	950,000	15,685
AtheroGenics, Inc.[2]	900,000	14,688
Human Genome Sciences, Inc.[2]	1,300,000	14,131
BioMarin Pharmaceutical Inc.[2]	1,000,000	13,420
CONMED Corp.[2]	700,000	13,405
United Therapeutics Corp.[2]	200,000	13,256
Genmab A/S2	400,000	12,677
Horizon Health Corp.[2]	612,831	12,134
I-Flow Corp.[2]	900,000	11,988
Tecan Group Ltd., Männedorf	215,586	11,489
Cubist Pharmaceuticals, Inc.[2]	500,000	11,485
HealthSpring, Inc.[2]	600,000	11,166
Allion Healthcare, Inc.[2]	800,000	10,848
Penwest Pharmaceuticals Co.[2]	500,000	10,845
MGI PHARMA, Inc.[2]	600,000	10,500
Triad Hospitals, Inc.[2]	250,000	10,475
Adeza Biomedical Corp.[2]	481,000	10,164
Amplifon SpA	107,598	9,405
QIAGEN NV2	611,558	9,043
Discovery Laboratories, Inc.[2]	1,200,000	8,796
Immucor, Inc.[2]	300,000	8,607
NPS Pharmaceuticals, Inc.[2]	905,900	7,736
ICOS Corp.[2]	350,000	7,718
American Healthways, Inc.[2]	150,000	7,641
Panacos Pharmaceuticals, Inc.[2]	1,000,000	7,560
Cytokinetics, Inc.[2]	853,500	6,222
Vision-Sciences, Inc.[1,2]	1,884,500	3,298
Allied Medical Ltd.[2,4]	147,030	12
		1,953,865

FINANCIALS — 9.14%
Daegu Bank, Ltd.[1]	10,399,890	194,275
Pusan Bank[1]	11,477,500	167,744
HDFC Bank Ltd.	5,206,500	90,628
Housing Development Finance Corp. Ltd.	2,212,480	66,494
MCB Bank Ltd.	16,465,080	61,737
Wing Tai Holdings Ltd.[1]	40,000,000	47,021
ORCO PROPERTY GROUP SA1	437,000	46,745
Indiabulls Financial Services Ltd.[1]	8,069,292	46,351
National Bank of Pakistan	9,737,000	45,830
Sumitomo Real Estate Sales Co., Ltd.	700,000	44,895
First Niagara Financial Group, Inc.	3,050,000	44,713
IndyMac Bancorp, Inc.	1,000,000	40,930
Ascendas Real Estate Investment Trust	28,187,550	37,844
National Finance PCL[1]	86,650,000	36,137
Fulton Financial Corp.	2,021,708	34,773
Kotak Mahindra Bank Ltd.	5,493,262	34,487
Saxon Capital, Inc.[1]	3,240,000	33,826
Centennial Bank Holdings, Inc.[2,3]	2,700,000	31,590
Topdanmark A/S2	235,700	29,573
Central Pattana PCL	58,943,000	28,679
Umpqua Holdings Corp.	924,700	26,354
Allgreen Properties Ltd.	25,770,000	24,872
Hong Kong Exchanges and Clearing Ltd.	3,714,000	22,401
Crescent Real Estate Equities Co.	1,000,000	21,070
Globe Trade Center SA2	235,000	21,042
Kiatnakin Finance PCL	24,270,900	20,619
Sparebanken Rogaland	658,145	20,396
Bursa Malaysia Bhd.	12,250,000	19,629
Banco Nossa Caixa SA, ordinary nominative	873,000	19,333
Banco de Oro Universal Bank	28,000,000	18,648
Federal Agricultural Mortgage Corp.	630,000	18,535
United Mizrahi Bank Ltd.[2]	3,150,000	18,399
Alabama National BanCorporation	253,760	17,357
Kensington Group PLC	800,000	16,518
Interhyp AG2	131,900	14,656
Siam City Bank PCL	22,335,822	13,972
Montpelier Re Holdings Ltd.	844,200	13,760
UTI Bank Ltd.	868,355	6,951
UTI Bank Ltd. (GDR)	802,645	6,421
Sterling Bancshares, Inc.	720,000	12,996
Dah Sing Financial Holdings Ltd.	1,600,000	12,599
First Regional Bancorp[2,3]	124,014	11,053
First Regional Bancorp[2]	15,800	1,408
Jeonbuk Bank	1,300,000	12,457
Amata Corp. PCL	26,800,000	12,074
Capital Lease Funding, Inc.	1,000,000	11,090
Wintrust Financial Corp.	190,000	11,052
AmericanWest Bancorporation[2]	410,000	10,853
China Banking Corp.	750,000	10,064
South Financial Group, Inc.	370,000	9,675
SinoPac Holdings	17,671,000	8,969
Sparebanken Midt-Norge	650,000	7,814
Western Alliance Bancorporation[2]	201,000	7,467
CapitaCommercial Trust Management Ltd.	6,634,000	7,347
Public Financial Holdings Ltd.	7,937,000	6,751
Nasdaq Stock Market, Inc[2]	142,300	5,698
Golden Land Property Development PLC[2]	14,845,457	3,669
Golden Land Property Development PLC, nonvoting depositary receipt[2]	5,154,543	1,274
Union Bank Ltd.	1,569,160	1,648
Echo Investment SA2	15,000	1,341
		1,672,504

MATERIALS — 6.21%
Yamana Gold Inc.[2]	8,815,000	81,194
Hyundai Steel Co.	2,645,000	78,811
Hanwha Chemical Corp.[1]	5,641,930	72,005
Dongkuk Steel Mill Co., Ltd.	3,355,000	66,471
Fuji Seal International, Inc.[1]	2,091,900	62,018
Sino-Forest Corp.[1,2]	9,422,800	52,883
James Hardie Industries Ltd.	7,423,446	50,360
Asian Paints Ltd.	3,150,461	45,759
Fortescue Metals Group Ltd.[2]	9,717,045	43,459
Golden Star Resources Ltd.[1,2]	13,420,000	42,430
Peter Hambro Mining PLC[2]	1,690,000	40,005
AptarGroup, Inc.	600,000	33,150
Kenmare Resources PLC[1,2]	39,316,000	32,970
Coeur d’Alene Mines Corp.[2]	5,000,000	32,800
Hecla Mining Co.[2]	4,740,800	31,337
Bema Gold Corp.[2]	7,025,000	31,059
Central African Mining & Exploration Co. PLC[2]	23,921,569	25,361
Hanil Cement Co., Ltd.	291,700	20,776
Hindalco Industries Ltd.	5,000,000	20,537
Banro Corp.[1,2,3]	1,750,000	19,568
PT Indocement Tunggal Prakarsa[2,4]	37,750,000	18,896
Sungshin Cement Co., Ltd.	956,500	17,671
Northern Orion Resources Inc.[2,3]	2,800,000	12,619
Northern Orion Resources Inc.[2]	1,100,000	4,958
Owens-Illinois, Inc.[2]	1,000,000	17,370
Senomyx, Inc.[2]	1,024,400	16,862
S&B Industrial Minerals SA	1,344,000	15,965
Associated Cement Companies Ltd.	830,000	14,596
PT Semen Gresik[4]	5,000,000	14,070
Ballarat Goldfields NL2	29,795,000	9,808
Ballarat Goldfields NL2,3	10,250,000	3,374
Cementerie del Tirreno S.p.A.	1,600,000	11,628
Anhui Conch Cement Co. Ltd.	7,900,000	11,403
Hung Hing Printing Group Ltd.	17,199,000	10,916
Aricom PLC[1,2]	9,893,134	10,488
European Minerals Corp., GBP denominated[2]	6,880,000	6,696
European Minerals Corp.[2]	3,300,000	3,082
Energem Resources Inc.[1,2]	8,002,500	9,394
Symyx Technologies, Inc.[2]	325,000	9,015
Eastern Platinum Ltd.[1,2]	4,561,700	5,355
Eastern Platinum Ltd.[1,2,3,4]	3,500,000	3,492
Minara Resources Ltd.	5,073,334	8,277
Adastra Minerals Inc.[2,3]	2,625,000	6,478
Mwana Africa PLC[2,3]	5,980,000	6,080
Ivanhoe Mines Ltd.[2]	282,700	2,689
Oriel Resources PLC[2,3]	5,000,000	2,433
Thistle Mining Inc., GBP denominated[2]	22,625	5
Thistle Mining Inc.[2,4]	30,000	—
		1,136,573

ENERGY — 5.98%
OPTI Canada Inc.[1,2]	4,373,000	165,875
OPTI Canada Inc.[1,2,3]	210,000	7,966
Quicksilver Resources Inc.[2]	3,399,150	131,411
WorleyParsons Ltd.	8,900,189	119,864
Bill Barrett Corp.[2]	1,893,500	61,709
First Calgary Petroleums Ltd., GBP denominated[2]	4,800,000	36,707
First Calgary Petroleums Ltd.[2]	3,146,000	23,586
UrAsia Energy Ltd.[2]	22,000,000	56,550
CARBO Ceramics Inc.	923,700	52,568
Delta Petroleum Corp.[2]	2,467,500	51,867
Denbury Resources Inc.[2]	1,440,000	45,605
Expro International Group PLC	3,175,452	40,895
Oilexco Inc.[2]	6,808,600	27,419
Oilexco Inc., GBP denominated[2,3]	2,900,000	11,744
Southwestern Energy Co.[2]	905,600	29,151
BA Energy Inc.[2,3,4]	1,071,430	25,705
Hydril Co.[2]	317,500	24,749
Encore Acquisition Co.[2]	760,500	23,575
Synenco Energy Inc.[2,3]	1,100,000	22,950
Warren Resources, Inc.[2]	1,505,000	22,425
San Juan Basin Royalty Trust	520,000	21,294
China Oilfield Services Ltd.	40,179,100	20,454
Bankers Petroleum Ltd.[1,2]	23,103,800	18,410
FMC Technologies, Inc.[2]	350,000	17,927
Caspian Energy Inc., GBP denominated[2]	3,450,000	9,946
Caspian Energy Inc.[2]	450,000	1,272
Regal Petroleum PLC[1,2]	7,817,000	10,189
FirstAfrica Oil PLC[1,2]	96,515,000	6,710
Banpu PCL	1,480,400	5,678
		1,094,201

CONSUMER STAPLES — 2.63%
Lindt & Sprüngli AG, participation certificate	19,166	$35,581
Lindt & Sprüngli AG	1,694	32,929
AMOREPACIFIC Corp.	157,250	61,501
Coca-Cola West Japan Co. Ltd.	1,655,200	39,299
DELTA HOLDING SA1	2,404,000	36,423
BJ’s Wholesale Club, Inc.[2]	948,000	29,871
Anadolu Efes Biracılık ve Malt Sanayii AS¸	900,000	28,827
IAWS Group PLC	1,650,000	28,619
WD-40 Co.[1]	900,000	27,765
China Mengniu Dairy Co.	23,216,000	25,881
Delta and Pine Land Co.	800,000	24,128
Fresh Del Monte Produce Inc.	1,100,000	23,265
PGG Wrightson Ltd.[1]	16,195,000	18,215
Church & Dwight Co., Inc.	474,500	17,519
Herbalife Ltd.[2]	475,000	16,041
Cawachi Ltd.	250,000	9,833
LG Household & Health Care Ltd.	134,640	9,423
American Italian Pasta Co.	900,000	5,634
Crown Confectionery Co., Ltd.	36,000	5,021
Diamond Foods, Inc.	240,000	4,121
Winn-Dixie Stores, Inc.[2]	3,500,000	1,015
		480,911

UTILITIES — 1.79%
Perusahaan Gas Negara (Persero) Tbk.[4]	75,458,000	83,259
Xinao Gas Holdings Ltd.[1]	56,438,000	52,369
AES Tietê SA, preferred nominative	1,649,875,000	45,766
CESC Ltd. (GDR)[1,2,3,4]	3,320,000	25,616
CESC Ltd.[1]	2,005,000	15,470
Reliance Energy Ltd.	2,259,500	31,073
Tata Power Co. Ltd.	2,108,047	27,602
Northumbrian Water Group PLC	3,425,000	14,212
Electricity Generating PCL, nonvoting depositary receipt	4,250,500	8,590
Electricity Generating PCL	2,285,000	4,618
Kot Addu Power Co., Ltd.	13,700,000	10,021
E1 Corp.	240,000	9,251
		327,847

TELECOMMUNICATION SERVICES — 1.42%
TIM Participações SA, preferred nominative (ADR)	1,872,428	69,336
LG Telecom Ltd.[2]	6,370,000	53,630
Digi International Inc.[2]	21,760,200	49,937
Telemig Celular Participações SA, preferred nominative	5,185,172,400	12,465
Telemig Celular Participações SA, preferred nominative (ADR)	163,000	7,769
NTELOS Holdings Corp.[1,2]	1,150,000	16,111
PT Indosat Tbk (ADR)	564,000	15,843
Neustar, Inc.[2]	483,340	14,984
GLOBE TELECOM, Inc.	526,867	9,082
Partner Communications Co. Ltd.	935,000	7,213
Partner Communications Co. Ltd. (ADR)	125,000	942
Unwired Group Ltd.[2]	12,400,000	3,461
		260,773

MISCELLANEOUS — 4.93%
Other common stocks in initial period of acquisition		$902,318

Total common stocks (cost: $11,825,906,000)		16,663,726

Rights & warrants — 0.07%

MATERIALS — 0.05%
Northern Orion Resources Inc., warrants, expire 2008[2,3]	1,400,000	4,138
Kenmare Resources PLC, warrants, expire 2009[1,2]	5,775,000	2,849
European Minerals Corp., warrants, expire 2010[2]	3,440,000	1,179
European Minerals Corp., warrants, expire 2011[2]	1,650,000	566
Eastern Platinum Ltd., warrants, expire 2008[1,2]	2,043,750	771
Eastern Platinum Ltd., warrants, expire 2009[1,2,3,4]	1,750,000	141
Oriel Resources PLC, warrants, expire 2010[2,3]	2,500,000	304
Energem Resources Inc., warrants, expire 2008[1,2,4]	1,200,000	1
		9,949

INFORMATION TECHNOLOGY — 0.01%
Kingboard Chemical Holdings Ltd., warrants, expire 2006[1,2]	3,988,200	1,850

ENERGY — 0.01%
OPTI Canada Inc., warrants, expire 2008[1,2,3,4]	105,000	1,624
BA Energy Inc., warrants, expire 2006[2,3,4]	1,071,430	—
		1,624

FINANCIALS — 0.00%
Public Financial Holdings Ltd., rights, expire 2006[2,4]	3,968,500	—

Total rights & warrants (cost: $568,000)		13,423

Convertible securities — 0.01%

TELECOMMUNICATION SERVICES — 0.00%
Multiplex, Inc., Series C, convertible preferred[2,3,4]	1,358,696	52

INFORMATION TECHNOLOGY — 0.00%
Meet World Trade, Series C, convertible preferred[2,3,4]	389,416	—
Socratic Technologies, Inc., Series A, convertible preferred[2,3,4]	375,000	—

MISCELLANEOUS — 0.01%
Other convertible securities in initial period of acquisition		1,842

Total convertible secuities (cost: $20,775,000)		1,894

	Principal amount	Market value
Bonds & notes — 0.05%	(000)	(000)

CONSUMER STAPLES — 0.05%
Winn-Dixie Stores, Inc. 8.875% 2008[5]	$9,925	$7,890

Total bonds & notes (cost: $9,339,000)		7,890

Short-term securities — 8.56%

ING (U.S.) Funding LLC 4.55%-4.81% due 4/13-6/2/2006	98,600	98,139
Mont Blanc Capital Corp. 4.66%-4.70% due 4/19-5/22/2006[3]	78,894	78,591
Amsterdam Funding Corp. 4.55%-4.70% due 4/4-5/16/2006[3]	145,630	145,238
Old Line Funding, LLC 4.53%-4.68% due 4/5-5/12/2006[3]	101,578	101,244
BASF AG 4.49%-4.67% due 4/13-5/16/2006[3]	97,800	97,414
American Honda Finance Corp. 4.57%-4.60% due 4/24-5/8/2006	85,900	85,548
U.S. Treasury Bills 4.325%-4.55% due 4/20-5/4/2006	76,800	76,562
Barclays U.S. Funding Corp. 4.72%-4.775% due 5/17-5/25/2006[6]	68,000	67,587
Shell International Finance BV 4.50%-4.51% due 4/3-4/11/2006	65,300	65,244
Alcon Capital Corp 4.695% due 5/17/2006[3]	39,200	38,971
Nestlé Capital Corp. 4.52% due 4/4/2006[3]	21,500	21,489
Spintab AB (Swedmortgage) 4.54%-4.73% due 4/6-5/19/2006	57,100	56,922
BNP Paribas Finance Inc. 4.71% due 5/15/2006	57,200	56,870
Stadshypotek Delaware Inc. 4.69%-4.77% due 5/10-5/23/2006[3]	53,600	53,275
Toyota Motor Credit Corp. 4.68% due 5/11/2006	51,600	51,340
UBS Finance (Delaware) LLC 4.57% due 4/3/2006	50,000	49,981
Swedish Export Credit Corp. 4.65%-4.76% due 5/10-5/24/2006	50,000	49,706
Total Capital SA 4.52%-4.61% due 4/6-4/28/2006[3]	47,100	46,968
Canadian Imperial Holdings Inc. 4.53% due 4/10/2006	40,000	39,954
BMW U.S. Capital Corp. 4.70% due 5/17/2006[3]	38,900	38,661
Barton Capital LLC 4.53%-4.57% due 4/3-4/10/2006[3]	31,418	31,401
Fannie Mae 4.745% due 6/21/2006	30,000	29,675
HSBC USA Inc. 4.80% due 5/25/2006	27,400	27,199
Siemens Capital Co. LLC 4.56% due 4/28/2006	25,000	24,916
Canada Government 4.71% due 5/26/2006	25,000	24,822
Statoil ASA 4.56% due 4/6/2006	24,000	23,982
Allied Irish Banks N.A. Inc. 4.64% due 5/2/2006[3]	18,500	18,424
National Australia Funding (Delaware) Inc. 4.68% due 4/10/2006[3]	18,400	18,376
ANZ (Delaware) Inc. 4.58% due 4/18/2006	16,600	16,562
Bank of Ireland 4.78% due 5/23/2006[3]	13,400	13,306
ATT Inc. 4.85% due 4/3/2006[3]	9,800	9,796
Freddie Mac 4.52% due 5/9/2006[6]	9,500	9,450

Total short-term securities (cost: $1,567,482,000)		1,567,613

Total investment securities (cost: $13,424,070,000)		18,254,546
Other assets less liabilities		47,744

Net assets		$18,302,290

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Represents an affiliated company as defined under the Investment Company Act of 1940.
2 Security did not produce income during the last 12 months.
3Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $958,851,000, which represented 5.24% of the net assets of the fund.
4Valued under fair value procedures adopted by authority of the board of directors.
5 Company not making scheduled interest payments; bankruptcy proceedings pending.
6 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

MFGEFP-935-0506-S4563

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Committee on Governance comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Committee on Governance of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee on Governance.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Gordon Crawford
Gordon Crawford, Vice Chairman and PEO

Date: June 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gordon Crawford
Gordon Crawford, Vice Chairman and PEO

Date: June 8, 2006

By /s/ David A. Pritchett
David A. Pritchett, Treasurer and PFO

Date: June 8, 2006